GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Apr. 30, 2023	Apr. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ 1,519,286	$ (833)	$ (406,743)	$ (47,013)	$ 12,304	$ 49,766	$ 1,111,710	$ 15,057	$ (897,276)	$ 176,867
Stock based compensation	$ 1,582,072						1,582,072
Net cash (used) provided by operating activities							$ 140,538	$ (29,279)	$ (271,578)	$ 196,582